LONG-TERM DEBT, NET (2016 Studio City Secured Notes) - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Long-Term Debt [Line Items]
Total long-term debt		$ 3,821,519	$ 3,962,705
2016 5.875% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 350,000
Interest rate per annum	5.875%
Maturity date	Nov. 30, 2019
2016 5.875% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member] | Prior to November 30, 2019 [Member]
Long-Term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption	35.00%
2016 7.250% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 850,000
Interest rate per annum	7.25%
Maturity date	Nov. 30, 2021
2016 7.250% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member] | Prior to November 30, 2018 [Member]
Long-Term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption	35.00%
Total 2016 5.875% and 7.250% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal	100.00%
Net assets restricted from distribution		$ 856,000